UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

            James Ash,Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

10/31

Date of reporting period:   1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Anfield Universal Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares				Value

	EXCHANGE TRADED FUNDS - 4.7%
	CLOSED-END FUNDS - 1.0%
10,692	BlackRock Floating Rate Income Strategies Fund			$ 156,745

	DEBT FUND - 3.7%
22,000	PowerShares Senior Loan Portfolio			548,020

	TOTAL EXCHANGE TRADED FUNDS (Cost $707,248)			704,765

	MUTUAL FUNDS - 13.4%
	DEBT FUND - 13.4%
149,307	Fidelity Floating Rate High Income Fund			1,490,088
48,310	Vanguard Short-Term Investment Grade Fund			518,854

	TOTAL MUTUAL FUNDS (Cost $2,007,992)			2,008,943

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 80.4%
	AEROSPACE/DEFENSE - 1.8%
$ 250,000	L-3 Communications Corp.	5.2000	10/15/2019	$ 275,259

	AIRLINES - 2.3%
77,427	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	84,008
224,391	UAL 2009-2B Pass Through Trust * ^	12.0000	1/15/2016	254,122
				338,130
	BANKS - 10.6%
100,000	Banco Santander Chile * ^	3.7500	9/22/2015	103,521
100,000	Bank of America Corp.	3.7000	9/1/2015	104,337
250,000	Banque Federative du Credit Mutuel SA * ^	2.5000	10/29/2018	248,098
200,000	First Tennessee Bank NA	5.0500	1/15/2015	207,721
250,000	JPMorgan Chase & Co.	1.7429	9/14/2021	249,204
200,000	Lloyds Bank PLC	3.2000	6/11/2015	206,042
100,000	Manufacturers & Traders Trust Co.	5.6290	12/1/2021	104,500
250,000	Morgan Stanley & Co.	3.0000	11/30/2019	255,356
100,000	Morgan Stanley & Co.	3.0000	8/30/2015	102,523
				1,581,302
	BEVERAGES - 0.3%
50,000	Central American Bottling Corp. * ^	6.7500	2/9/2022	50,937

	COMPUTERS - 0.7%
100,000	Hewlett-Packard Co.	1.5500	5/30/2014	100,317

	DIVERSIFIED FINANCIAL SERVICES - 4.8%
100,000	Ford Motor Credit Co. LLC	2.5000	1/15/2016	102,716
20,000	HSBC Finance Corp.	6.0000	8/15/2014	20,507
100,000	Lazard Group LLC	6.8500	6/15/2017	114,719
100,000	NASDAQ OMX Group, Inc./The	4.0000	1/15/2015	102,945
300,000	Skyway Concession Co. LLC * ^	0.5269	6/30/2017	271,500
100,000	Springleaf Finance Corp.	5.5000	6/15/2014	100,349
				712,736
	ELECTRIC - 1.8%
250,000	Entergy Corp.	5.1250	9/15/2020	268,716

	ENTERTAINMENT - 1.9%
25,000	CCM Merger Inc. * ^	9.1250	5/1/2019	26,500
250,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. * ^	5.0000	8/1/2018	260,625
				287,125
	FOOD - 0.1%
10,000	Wells Enterprises, Inc. * ^	6.7500	2/1/2020	10,250

	FOREST PRODUCTS & PAPER - 3.9%
725,000	Carter Holt Harvey Ltd.	9.5000	12/1/2024	580,000

	HOME EQUITY ASSET BACKED SECURITIES - 9.7%
13,777	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3	0.5880	5/25/2035	13,796
70,022	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	5.2226	12/25/2033	73,436
111,466	Bear Stearns Asset Backed Securities Trust 2005-SD1	0.7380	1/25/2045	109,456
27,209	Citifinancial Mortgage Securities, Inc.	3.7650	4/25/2034	27,819
183,922	Citigroup HELOC Trust 2006-NCB1	0.2800	5/15/2036	176,468
25,000	Citigroup Mortgage Loan Trust, Inc.	0.9830	10/25/2034	24,997
112,632	Conseco Finance Corp.	0.8600	8/15/2033	107,107
113,664	Countrywide Asset-Backed Certificates	0.6080	11/25/2034	112,825
83,041	Equity One Mortgage Pass-Through Trust 2002-4	0.7380	2/25/2033	78,626
12,331	Equity One Mortgage Pass-Through Trust 2003-4	4.8330	10/25/2034	12,541
117,684	First Franklin Mortgage Loan Trust 2002-FF1	1.2940	4/25/2032	106,697
63,408	GSAMP Trust 2002-WF	1.3570	10/20/2032	60,933
30,441	Home Equity Asset Trust 2005-4	0.8180	10/25/2035	30,164
98,522	Long Beach Mortgage Loan Trust 2004-1	0.9830	2/25/2034	96,286
17,121	Mastr Asset Backed Securities Trust 2005-HE1	0.8330	5/25/2035	17,085
77,607	Morgan Stanley ABS Capital I Inc. Trust 2005-HE6	0.4780	11/25/2035	75,720
9,453	Morgan Stanley Home Equity Loan Trust 2005-2	0.8030	5/25/2035	9,448
125,015	New Century Home Equity Loan Trust * ^	1.2830	10/25/2033	119,749
13,246	Nomura Home Equity Loan Inc. Home Equity Loan Trust Series 2005-FM1	0.6280	5/25/2035	13,135
84,359	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	1.2830	11/25/2032	77,394
65,000	RAMP Series 2005-RS3 Trust	0.5780	3/25/2035	61,601
24,688	RASC Series 2002-KS2 Trust	7.2790	4/25/2032	24,956
26,880	Structured Asset Investment Loan Trust 2005-7	0.4380	8/25/2035	26,650
				1,456,889
	IRON/STEEL - 1.6%
250,000	Cliffs Natural Resources, Inc.	4.8000	10/1/2020	238,174

	LODGING - 0.4%
65,000	MCE Finance Ltd. * ^	5.0000	2/15/2021	62,887

	MEDIA - 2.1%
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	154,600
165,000	Time Warner Cable, Inc.	8.2500	2/14/2014	165,316
				319,916
	MINING - 2.1%
52,000	FMG Resources August 2006 Pty Ltd. * ^	7.0000	11/1/2015	54,148
250,000	Newmont Mining Corp.	5.1250	10/1/2019	258,194
				312,342
	MUNICIPAL - 1.7%
250,000	Louisiana Public Facilities Authority	9.7500	8/1/2014	255,218

	OIL & GAS - 8.5%
250,000	Drill Rigs Holdings, Inc. * ^	6.5000	10/1/2017	265,625
250,000	Nabors Industries, Inc.	5.0000	9/15/2020	266,455
250,000	Petrobras Global Finance BV	1.8574	5/20/2016	247,187
200,000	Petrobras International Finance Co.	5.7500	1/20/2020	207,326
250,000	Transocean, Inc.	6.5000	11/15/2020	284,273
				1,270,866
	PIPELINES - 2.9%
250,000	DCP Midstream LLC * ^	9.7500	3/15/2019	318,337
100,000	IFM US Colonial Pipeline 2 LLC * ^	6.4500	5/1/2021	109,082
				427,419
	REITS - 4.4%
150,000	American Tower Trust I * ^	3.0700	3/15/2023	144,630
300,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	318,823
200,000	Ventas Realty LP / Ventas Capital Corp.	2.0000	2/15/2018	199,910
				663,363
	RETAIL - 1.9%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	278,869

	TELECOMMUNICATIONS - 8.9%
50,000	Altice Finco SA * ^	9.8750	12/15/2020	56,250
250,000	America Movil SAB de CV	5.0000	10/16/2019	275,369
100,000	Orange SA	2.1250	9/16/2015	101,902
200,000	SBA Tower Trust * ^	3.5980	4/15/2018	196,455
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	271,633
60,000	Telemovil Finance Co. Ltd. * ^	8.0000	10/1/2017	63,825
150,000	Verizon Communications, Inc.	1.7729	9/15/2016	154,526
200,000	Wind Acquisition Finance SA * ^	7.2500	2/15/2018	210,500
				1,330,460
	TRUCKING & LEASING - 0.7%
100,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. * ^	2.5000	7/11/2014	100,762

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
114,165	CHL Mortgage Pass-Through Trust 2003-26	0.5580	8/25/2033	105,687
38,174	Credit Suisse First Boston Mortgage Securities Corp.	3.5000	7/25/2018	38,459
92,953	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	98,625
27,854	GSR Mortgage Loan Trust 2005-5F	0.6580	6/25/2035	26,240
75,924	Impac Secured Assets CMN Owner Trust	0.9580	11/25/2034	74,443
38,698	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	41,046
76,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	79,966
56,353	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H	1.9511	1/25/2029	56,676
41,656	Morgan Stanley Mortgage Loan Trust 2004-4	5.0000	8/25/2019	42,519
42,037	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4	2.6146	12/25/2034	42,552
39,647	Prime Mortgage Trust 2004-CL1	0.5580	2/25/2034	37,450
69,160	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	72,322
176,752	RFMSI Series 2004-S5 Trust	5.2500	5/25/2034	178,825
28,716	Structured Adjustable Rate Mortgage Loan Trust	4.8041	6/25/2034	28,616
112,951	Structured Asset Sec Corp. Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	119,677
20,126	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	21,094
28,716	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust	5.0000	3/25/2018	29,359
				1,093,556

	TOTAL BONDS & NOTES (Cost $11,954,482)			12,015,493
Shares
	PREFERRED STOCK - 0.6%
	BANKS - 0.6%
83	Santander Finance Preferred SAU (Cost $86,735)	10.5000		87,565

	TOTAL INVESTMENTS - 99.1% (Cost $14,756,457)(A)			$ 14,816,766
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			137,116
	TOTAL NET ASSETS - 100.0%			$ 14,953,882

* Non-income producing securities.
REIT - Real Estate Investment Trust.
HELOC - Home Equity Line of Credit

^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 19.58% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,756,456 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 123,911
			Unrealized depreciation	(63,601)
			Net unrealized appreciation	$ 60,310

Anfield Universal Fixed Income Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
January 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,008,943	$ -	$ -	$ 2,008,943
Exchange Traded Funds	704,765	-	-	704,765
Bonds & Notes (a)	-	12,015,493	-	12,015,493
Preferred Stock	$ 87,565	$ -	$ -	$ 87,565
Total	$ 2,801,273	$ 12,015,493	$ -	$ 14,816,766

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/31/14

By

*/s/ James Colantino

       James Colantino, Treasurer

Date

3/31/14